Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 28, 2024	Jul. 13, 2023 USD ($)	Jul. 13, 2023 HKD ($)	Jul. 01, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Mar. 30, 2022	Oct. 18, 2021	Feb. 19, 2021	Feb. 09, 2021 $ / shares	Aug. 18, 2020
Summary of Significant Accounting Policies [Line Items]
Operating loss (in Dollars)	$ (13,643,561)		$ (24,422,618)		$ 1,416,467
Operating cash flows (in Dollars)	(5,156,846)		(5,962,481)		(11,376,196)
Offering costs (in Dollars)	2,300,000
Cash (in Dollars)	230,563		2,751,309
Retained earnings (in Dollars)	(27,006,989)		(13,339,929)								$ 1,258,718
Credit loss (in Dollars)	8,330,357		2,795,662		1,307,518
Allowance for credit losses for accounts receivable (in Dollars)	$ 12,161,634		4,358,037
Amortized straight-line	10 years	10 years
Impairment charge (in Dollars)	$ 4,600,000		$ 1,100,000
VAT rate percentage	6.00%		6.00%		6.00%	6.00%	6.00%					6.00%
Contract liability amounted (in Dollars)	$ 3,171,786		$ 393,003
Advertising expenses amounted (in Dollars)	59,327		1,518,981		$ 48,716
Underpayment of taxes	$ 14,381	¥ 100,000
Statute limitation	10 years	10 years
Amount of exception of equity	$ 1		1				¥ 7.2672					¥ 7.2513
Average translation rates	1	¥ 7.2248	1	¥ 6.9534	$ 1	¥ 6.4554
Company deposits	70,000	¥ 500,000
Deposit (in Dollars)	218,727		724,437
Payments for deposits (in Dollars)	$ 11,239		$ 2,026,858
WFOE net income percentage															100.00%	100.00%
Pop Culture [Member]
Summary of Significant Accounting Policies [Line Items]
Acquire non-controlling interests percentage																6.45%
Zhongpu Shuyuan [Member]
Summary of Significant Accounting Policies [Line Items]
Acquire non-controlling interests percentage													46.00%
Xiamen Qiqin [Member]
Summary of Significant Accounting Policies [Line Items]
Acquire non-controlling interests percentage														46.00%
Pop Sikai [Member]
Summary of Significant Accounting Policies [Line Items]
Acquire non-controlling interests percentage																	49.00%
Pop Sibo [Member]
Summary of Significant Accounting Policies [Line Items]
Acquire non-controlling interests percentage								40.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Limitations of underpayment	3 years	3 years
Upper limit of deposit protection									$ 64,000	$ 500,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Limitations of underpayment	5 years	5 years
Upper limit of deposit protection									$ 100,000	$ 800,000
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.30%	17.30%	16.56%	16.56%	8.59%	8.59%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	9.70%	9.70%	12.91%	12.91%	7.88%	7.88%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.61%	10.61%	5.63%	5.63%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	34.00%	34.00%	10.00%	10.00%	30.00%	30.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	27.00%	27.00%	31.00%	31.00%	35.00%	35.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%	13.00%	13.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.00%	17.00%	19.00%	19.00%	14.00%	14.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			9.00%	9.00%	7.00%	7.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.00%	16.00%	7.00%	7.00%	9.00%	9.00%
Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	75.00%	75.00%	68.00%	68.00%	72.00%	72.00%
Customer Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%	6.00%	6.00%	7.00%	7.00%
Customer Five [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	5.00%	5.00%	5.00%	5.00%	7.00%	7.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling shareholders (in Dollars per share) | $ / shares																$ 106,509
Class A Ordinary Shares [Member] | Pop Culture [Member]
Summary of Significant Accounting Policies [Line Items]
Acquire non-controlling interests percentage																6.45%